Defined Benefit Pension Plan - Schedule of Assumptions Used to Determine Pension Benefit Obligation (Details) - Pension Plan	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.00%	2.76%	2.42%
Rate of compensation increase	3.00%	3.50%	3.50%